LOANS AND LEASES (Details 5) (BRL) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Recorded Investment [Line Items]
Ratio of non-performing loans to total loans	5.10%
Total	298,169	245,736
Credit Card [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, consumer	33,105
Personal Loans [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, consumer	21,570
Vehicles [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, consumer	56,375
Mortgage Loans [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, consumer	7,836
Corporate [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial	76,418
Small and Medium Businesses [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial	74,285
Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, consumer	118,886
Foreign Loans Latin America	13,416
Total	283,005
Credit Card [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, consumer	3,092
Personal Loans [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, consumer	2,448
Vehicles [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, consumer	3,879
Mortgage Loans [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, consumer	184
Corporate [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial	166
Small and Medium Businesses [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial	5,329
Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, consumer	9,603
Foreign Loans Latin America	66
Total	15,164
Credit Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, consumer	36,200
Ratio of non-performing loans to total loans	8.50%
Personal Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, consumer	24,018
Ratio of non-performing loans to total loans	10.20%
Vehicles [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, consumer	60,254
Ratio of non-performing loans to total loans	6.40%
Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, consumer	8,020
Ratio of non-performing loans to total loans	2.30%
Corporate [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial	76,584
Ratio of non-performing loans to total loans	0.20%
Small and Medium Businesses [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial	79,614
Ratio of non-performing loans to total loans	6.70%
Total Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, consumer	128,489
Ratio of non-performing loans to total loans	7.50%
Foreign Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Ratio of non-performing loans to total loans	0.50%
Foreign Loans Latin America	13,482